Investments and Assets and Liabilities Held for Sale - Main Classes of Assets and Liabilities Classified as Held for Sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 18,862	R$ 84,687	R$ 84,687	R$ 31,083
Trade accounts receivable	622,875		778,106
Taxes recoverable	98,367	101,870	101,870
Total current assets	870,754	909,749	908,728
Non-current assets
Property, plant and equipment	512,065	689,451	689,451	694,453
Intangible assets	58,991	588,238	588,238	553,832
Total non-current assets	753,992	1,475,114	1,475,114
Total assets	1,624,746	2,384,883	2,383,842
Current liabilities
Loans and financing	601,475	14,139	14,139
Trade accounts payable	173,339	128,113	128,113
Labor payable	98,519	117,925	117,925
Tax liabilities	151,686	169,505	169,505
Other current liabilities	19,786		32,992
Total current liabilities	2,160,552	615,357	615,357
Non-current liabilities	613,404	2,225,011	2,224,389
Capital	17	17	17
Accumulated losses	(2,183,405)	(1,520,332)	(1,520,751)
Total equity	(1,149,210)	(455,485)	(455,904)	R$ (737,056)	R$ (381,129)
Total liabilities and equity	R$ 1,624,746	R$ 2,384,883	2,383,842
Assets and liabilities classified as held for sale [member] | CGR Dona Juana S.A. ESP [member]
Current assets
Cash and cash equivalents			3,092
Trade accounts receivable			7,581
Taxes recoverable			436
Advances to suppliers			4,305
Other current assets			2,818
Total current assets			18,232
Non-current assets
Property, plant and equipment			8,862
Intangible assets			6,821
Other current assets			49
Total non-current assets			15,732
Total assets			33,964
Current liabilities
Loans and financing			29,714
Trade accounts payable			21,481
Labor payable			863
Tax liabilities			6,010
Other current liabilities			10,367
Total current liabilities			68,435
Non-current liabilities			0
Capital			6,858
Accumulated losses			(41,329)
Total equity			(34,471)
Total liabilities and equity			R$ 33,964